FIXED ASSETS (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 1,921	$ 105	$ 2,026	$ 210	$ 420	$ 420